UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4074

General New York Municipal Bond Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York Municipal Bond Fund, Inc.
January 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.8%	Rate (%)	Date	Amount ($)	Value ($)
New York--89.9%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/27	2,000,000	1,500,360
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/20	1,000,000	1,023,290
Essex County Industrial
Development Agency, SWDR
(International Paper Company
Projects)	5.20	12/1/23	2,750,000	1,755,847
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/30	2,000,000	1,843,240
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	919,023
Jefferson County Industrial
Development Agency, SWDR
(International Paper Company
Projects)	5.20	12/1/20	2,000,000	1,381,160
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	1,500,000	1,533,255
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/19	1,375,000	1,439,158
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	1,000,000	988,730
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	1,500,000	1,384,800
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/18	4,000,000	4,285,080
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project)	6.50	1/1/27	1,500,000	1,136,295
New York City,
GO	5.38	12/1/11	885,000 a	992,855
New York City,
GO	5.38	12/1/20	115,000	118,375

New York City,
GO	5.00	8/1/22	1,200,000	1,220,304
New York City,
GO	5.50	6/1/23	150,000	154,163
New York City,
GO	5.25	8/15/24	4,000,000	4,047,600
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; FGIC)	5.00	7/1/25	1,200,000	1,178,856
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	1,000,000	568,840
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	3,500,000	2,924,810
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	2,000,000	1,673,140
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty)	7.00	3/1/49	2,500,000 b	2,636,050
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. Project)	6.90	8/1/24	1,000,000	412,300
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	1,000,000	946,960
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/24	3,000,000	2,571,120
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	3,000,000	3,114,690
New York City Transitional Finance
Authority, Building Aid Revenue	4.50	1/15/38	3,000,000	2,529,690
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/25	1,000,000	1,006,830
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/36	2,000,000	1,853,780
New York City Transitional Finance
Authority, Future Tax Secured

Revenue	5.00	11/1/22	4,000,000	4,191,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/25	2,360,000	2,408,876
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/28	2,695,000	2,703,974
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	1,500,000 c	174,000
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	3,000,000	2,603,010
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)
(Insured; FGIC)	5.75	7/1/16	2,000,000	2,104,580
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	2,225,000	2,407,027
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The New York and
Presbyterian Hospital)
(Insured; FSA)	5.25	8/15/27	1,505,000	1,506,400
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,023,000
New York State Dormitory
Authority, Insured Revenue
(Manhattan College) (Insured;
Radian)	5.50	7/1/16	2,000,000	2,149,740
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	2,000,000	1,927,760
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,475,000 a	1,635,318
New York State Dormitory
Authority, Revenue (Columbia
University)	5.13	7/1/21	3,630,000	3,871,794
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.63	7/1/16	2,500,000	2,838,475
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.75	7/1/18	2,500,000	2,992,350
New York State Dormitory

Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,290,000	1,483,939
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	2,500,000	2,614,925
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,500,000	2,470,975
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; Assured
Guaranty)	5.00	7/1/33	1,000,000	953,870
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,500,000	1,384,335
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	845,000	790,768
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,475,000	1,398,344
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	2,000,000	1,745,100
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	500,000	448,530
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/33	2,000,000	1,327,100
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,335,699
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	3,000,000	2,876,580
New York State Dormitory
Authority, Revenue (North
Shore-Long Island Jewish
Obligated Group)	5.00	5/1/25	2,765,000	2,457,836
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000	660,990
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.00	7/1/26	1,500,000	928,185
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000	1,095,495

New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.00	7/1/33	2,000,000	2,059,300
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/17	2,060,000	2,483,577
New York State Dormitory
Authority, Revenue (Teachers
College)	5.00	3/1/24	2,500,000	2,503,825
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	4,000,000	3,806,000
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,825,000	1,623,630
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (The
Brooklyn Union Gas Company
Project)	6.37	4/1/20	5,000,000	5,068,450
New York State Housing Finance
Agency, MFHR (Kensico Terrace
Apartments) (Collateralized;
SONYMA)	4.95	2/15/38	995,000	811,303
New York State Housing Finance
Agency, Revenue (Fairway Manor
Apartments and LooseStrife
Fields Apartments)
(Collateralized; FHA)	6.75	11/15/36	15,000	15,546
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	2,000,000	1,945,500
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/26	2,000,000	1,933,320
New York State Thruway Authority,
General Revenue (Insured; FGIC)	5.00	1/1/27	2,000,000	1,953,640
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.50	4/1/11	1,225,000 a	1,354,556
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	3,000,000	3,031,470
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	4,500,000	4,876,740
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	3,000,000	3,116,010
New York State Thruway Authority,
State Personal Income Tax

Revenue (Transportation)	5.25	3/15/27	2,000,000	2,034,560
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	3,000,000	3,418,590
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured;
FSA)	5.50	1/1/14	3,000,000	3,307,950
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC)	5.50	3/15/13	3,000,000 a	3,515,370
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.65	8/1/20	25,000	25,162
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.75	2/1/32	1,535,000	1,400,242
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	1,500,000	1,303,320
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; FSA)	6.00	5/15/15	2,260,000	2,531,742
Onondaga County Industrial
Development Agency, Sewage
Facilities Revenue
(Bristol-Meyers Squibb Company
Project)	5.75	3/1/24	4,000,000	3,688,760
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn
Arden, Inc. Project)	5.63	1/1/18	930,000	723,596
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/13	5,000,000	4,927,600
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	917,650
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	901,660
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000	2,249,898
Schenectady Industrial Development

Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/31	2,000,000	1,871,960
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	3,000,000	2,178,720
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/21	3,000,000	3,071,700
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	2,000,000 a	2,386,340
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	3,000,000	2,900,460
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; MBIA, Inc.)	5.00	11/15/32	3,000,000	2,910,420
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000	1,403,040
U.S. Related--7.9%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,695,000 a	2,877,074
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	756,770
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,000,000	1,758,620
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty)	5.00	7/1/28	1,000,000	906,380
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/16	1,865,000 a	2,275,953
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,500,000	1,268,220
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	3,000,000 a	3,242,250
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.75	7/1/10	2,420,000 a	2,591,675
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	1,500,000	1,161,585
Total Long-Term Municipal Investments
(cost $220,137,919)				209,740,710
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.4%	Rate (%)	Date	Amount ($)	Value ($)
New York;

New York City,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.75	2/1/09	2,000,000 d	2,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Dexia Credit Locale)	0.75	2/1/09	1,000,000 d	1,000,000
Total Short-Term Municipal Investments
(cost $3,000,000)				3,000,000
Total Investments (cost $223,137,919)			99.2%	212,740,710
Cash and Receivables (Net)			.8%	1,667,876
Net Assets			100.0%	214,408,586

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Non-income producing--security in default.
d	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $223,137,919. Net unrealized depreciation on investments was $10,397,209 of which $6,313,818 related to appreciated investment securities and $16,711,027 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	0	0
Level 2 - Other Significant Observable Inputs	212,740,710	0
Level 3 - Significant Unobservable Inputs	0	0
Total	212,740,710	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)